LONG-TERM DEBT (Details 1) (Warrant [Member], USD $)	3 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Warrant [Member]
Share price	$ 6.14	$ 4.40
Risk-free interest rate	1.41%	1.00%
Dividend yield	0.00%	0.00%
Expected volatility	54.00%	56.26%
Expected term	4 years 9 months 18 days	6 years